Inventories	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories

NOTE 4 - INVENTORIES

	December 31
	2016	2015
	$ in thousands
Components:
For manufacturing of systems	52,246	47,328
For service of systems	37,545	36,539

	89,791	83,867
Work in process	14,914	19,476
Finished products	27,730	29,907

Total	132,435	133,250